1933 Act File No. 33-13388
                                   1940 Act File No. 811-5114

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        X
                                                                --

   Pre-Effective Amendment No.          ..........
                                                       -  ---

   Post-Effective Amendment No.  18     ..........        X
                                                           --

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

   Amendment No.    21   .........................        X

                       FEDERATED UTILITY FUND, INC.

            (Exact Name of Registrant as Specified in Charter)

      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire,
                        Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:
    immediately upon filing pursuant to paragraph (b)
- -
 X  on April 29, 1997 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)
    on                 pursuant to paragraph (a) of Rule 485.
 -
If appropriate, check the following box:
 X  This post-effective amendment designates a new effective date for a
- -
previously filed post-effective amendment.
Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:
 X filed the Notice required by that Rule on or about April 15, 1997; or
-
   intends to file the Notice required by that Rule on or about; or
 -
    during the most recent fiscal year did not sell any securities
 -
   pursuant to Rule 24f-2 under the Investment Company Act of 1940,   and,
 pursuant to Rule 24f-2(b)(2), need not file the Notice.
                                Copies to:
Matthew G. Maloney, Esquire
Dickstein, Shapiro Morin & Oshinsky, L.L.P.
2101 L Street, N.W.
Washington, D.C.  20037



                           CROSS-REFERENCE SHEET

   This Amendment to the Registration Statement of FEDERATED UTILITY FUND, INC., consisting of four classes of shares: (1) Class A Shares; (2) Class B Shares; (3) Class C Shares; and (4) Class F Shares is comprised of the following:
PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   Rule 404(c) Cross Reference)

Item 1.   Cover Page...............(1-4) Cover Page.
Item 2.   Synopsis.................(1-4) General Information; (1-4) Summary
                                   of Fund Expenses.
Item 3.   Condensed Financial
            Information............(1-4) Financial Highlights
Item 4.   General Description of
            Registrant.............(1-4) Performance Information;   (1-4)
                                   General Information; (1-4) Investment
                                   Information; (1-4) Investment Objective;
                                   (1-4) Investment Policies; (1-4)
                                   Investment Risks; (1-4) Investment
                                   Limitations; (1-4) Performance
                                   Information.
Item 5.   Management of the Fund...(1-4) Fund Information; (1-4) Management
                                   of the Fund; (4) Distribution of Class F
                                   Shares;  (1-4) Administration of the
                                   Fund;
Item 6.   Capital Stock and Other
            Securities.............(1-4) Shareholder Information; (1-4)
                                   Voting Rights; (1-4) Tax Information;
                                   (1-4) Federal Income Tax; (1-4)
                                   Pennsylvania Personal Property Taxes.
Item 7.   Purchase of Securities Being
            Offered................(1-4) Net Asset Value; (1-3) Investing
                                   in Shares; (4) Investing in Class F
                                   Shares; (1-4) Exchange Privileges.
Item 8.   Redemption or Repurchase.(1-3) Redeeming Shares; (4) Redeeming
                                   Class F Shares; (1-4) Through a
                                   Financial Institution; (1-4) Redeeming
                                   Shares By Telephone; (1-4) Redeeming
                                   Shares By Mail; (1-4) Contingent
                                   Deferred Sales Charge; (1-3) Elimination
                                   of the Contingent Deferred Sales Charge;
                                   (1-3) Systematic Withdrawal Program; (1-
                                   4) Accounts With Low Balances.
Item 9.   Pending Legal Proceedings     None.



PART B.   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............(1-4) Cover Page.
Item 11.  Table of Contents........(1-4) Table of Contents.
Item 12.  General Information and
            History................(1-4) General Information About the
                                   Fund.
Item 13.  Investment Objectives and
            Policies...............(1-4) Investment Objectives and
                                   Policies; (1-4) Investment Limitations.
Item 14.  Management of the Fund...(1-4) Federated Utility Fund, Inc.
                                   Management; (1-4) Directors'
                                   Compensation.
Item 15.  Control Persons and Principal
            Holders of Securities..(1-4) Fund Ownership.
Item 16.  Investment Advisory and Other
          Services.................(1-4) Investment Advisory Services; (1-
                                   4) Other Services.
Item 17.  Brokerage Allocation.....(1-4) Brokerage Transactions.
Item 18.  Capital Stock and Other
            Securities.............Not applicable.
Item 19.  Purchase, Redemption and
            Pricing of Securities
            Being Offered..........(1-4) Purchasing Shares; (1-4)
                                   Determining Net Asset Value; (1-4)
                                   Redeeming Shares; (1-4) Elimination of
                                   the Contingent Deferred Sales Charge.
Item 20.  Tax Status...............(1-4) Tax Status.
Item 21.  Underwriters.............(1-4) Distribution Plan and Shareholder
                                   Services Agreement.
Item 22.  Calculation of Performance
            Data...................(1-4) Total Return; (1-4) Yield; (1-4)
                                   Performance Comparisons.
Item 23.  Financial Statements.....(1-4) to be filed by amendment.

This amendment to the Registration Statement hereby incorporates by reference, pursuant to Rule 411 under the Securities Act of 1933, Parts A and B of Post-Effective Amendment No. 17 filed February 21, 1997 in their entirety.




PART C. OTHER INFORMATION.

Item 24.  Financial Statements and Exhibits:
          (a)  Financial Statements: to be filed by amendment.

          (b)  Exhibits:
                (1) Copy of Amended and Restated Articles of Incorporation
                    of the Registrant (3.);
                    (i)  Copy of Articles of Incorporation, as amended
                         (5.);
                (2) Copy of By-Laws of the Registrant (1.);
                (3) Not applicable;
                (4)  (i)  .........Copies of Specimen Certificates for
                         Class A Shares, Class B Shares, Class C Shares and Class F Shares of the Registrant; (12.)
                (5) Conformed copy of Investment Advisory Contract of the
                    Registrant (5.);
                (6)  (i) Conformed Copy of Distributor's Contract of the
                         Registrant, through and including Exhibits A
                         and B; (9.)
                    (ii) Conformed Copy of Exhibit C to Distributor's
                         Contract of the Registrant adding Class B Shares to the existing Distributor's Contract; (9.)
                    (iii)..........The Registrant incorporates the
                    conformed copy      of the specimen Mutual Funds Sales
                    and Service ...Agreement; Mutual Funds Service
                    Agreement; and      Plan Trustee/ Mutual Funds Service
                    Agreement .....from Item 24(b)(6) of the Cash Trust
                    Series II .....Registration Statement filed with the
                         Commission on July 24, 1995. (File Number 33-38550 and 811-6269);
                    (iv) Conformed Copy of Exhibit D to Distributor's
                         contract of the Registrant; (12.)
                (7) Not applicable;
                (8) Conformed Copy of Custodian Contract of the
                    Registrant;(9.)
+    All exhibits have been filed electronically.
1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-2 filed April 16, 1987 (File Nos. 33-13388 and 811-5114).
3. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed May 18, 1988 (File Nos. 33-13388 and 811-5114).
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-1A filed February 21, 1990 (File Nos. 33-13388 and 811-5114).
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed May 24, 1995 (File Nos. 33-13388 and 811-5114).
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 filed February 29, 1996 (File Nos. 33-13388 and 811-
     5114).
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed February 21, 1997 (File Nos. 33-13388 and 811-
     5114).


                (9)  (i) Conformed Copy of the Agreement for Fund
                         Accounting Services, Administrative Services, Transfer Agency Services, Shareholder Recordkeeping, and Custody Services Procurement of the Registrant; (11.)
                     (ii)     The Registrant hereby incorporates the
                         conformed copy of the Shareholder Services Sub-Contract between National Pensions Alliance, LTD. and Federated Shareholder Services from Item 24(b)
                         (9)(ii) of Federated GNMA Trust Registration
                         Statement on Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811-
                         3375);
                    (iii)     The response and exhibits described in Item
                         24(b)(6) are hereby incorporated by reference;
                    (iv) Conformed Copy of Shareholder Services Agreement
                         of the Registrant; (9.)
               (10) Not applicable;
               (11) Not applicable;
               (12) Not applicable;
               (13) Not applicable;
               (14) Not applicable;
               (15)  (i) Copy of Rule 12b-1 Plan of the Registrant, through and including Exhibit A; (9.)
                    (ii) Copy of Exhibit B to the Rule 12b-1 Plan of the
                         Registrant adding Class B Shares to the existing Rule 12b-1 Plan; (9.)
                    (iii)     Copy of Exhibit C to the Rule 12b-1 Plan of
                         the Registrant; (12.)
               (16) Copy of Schedule for Computation of Fund Performance
                    Data; (9.)
               (17) The Registrant incorporates the copy of the
                    Registrant's Financial Data Schedules from the Form NSAR filed with the Commission on April 26, 1996. (File Number 33-13388 and 811-5114);
               (18) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141);
               (19) Conformed Copy of Power of Attorney;(12.)

Item 25.  Persons Controlled by or Under Common Control with Registrant:
          None

Item 26.  Number of Holders of Securities:
                                           Number of Record Holders
          Title of Class                    as of April 4, 1997
          Shares of capital stock
          ($0.001 per Share par value)
          Class A Shares                          65,356
          Class B Shares                          8,063
          Class C Shares                          4,211
          Class F Shares                          45,040

Item 27.  Indemnification: (1)
+    All exhibits have been filed electronically.
1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-2 filed April 16, 1987 (File Nos. 33-13388 and 811-5114).
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed May 24, 1995 (File Nos. 33-13388 and 811-5114).
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 filed April 25, 1996 (File Nos. 33-13388 and 811-
     5114).
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed February 21, 1997 (File Nos. 33-13388 and 811-
     5114).



Item 28.  Business and Other Connections of Investment Adviser:

     For a description of the other business of the investment adviser, see the section entitled "Fund Information - Management of the Fund" in Part A. The affiliations with the Registrant of five of the Officers of the investment adviser are included in Part B of this Registration Statement under "Federated Utility Fund, Inc. Management - Officers and Directors."

     The remaining Officers of the investment adviser are: William D. Dawson, Henry A. Frantzen, J. Thomas Madden, Mark L. Mallon, Executive Vice Presidents; Henry J. Gailliot, Senior Vice President-Economist; Peter R. Anderson, Drew J. Collins, Jonathan C. Conley, Mark E. Durbiano, J. Alan Minteer; Mary Jo Ochson, Sr. Vice Presidents; J. Scott Albrecht, Joseph M. Balestrino, Randall S. Bauer, David F. Belton, David A. Briggs, Kenneth J. Cody, Deborah A. Cunninghan, Michael P. Donnelly, Linda A. Duessel, Kathleen M. Foody-Malus, Thomas
     M. Franks, Edward C. Gonzales, Timothy E. Keefe, Stephen A. Keen, Mark
     S. Kopinski, Jeff A. Kozemchak, Marian R. Marinack, Susan M. Nason, Robert J. Ostrowski, Frederick L. Plautz, Jr., Charles A. Ritter, James D. Roberge, Frank Semack, William F. Stotz, Sandra L. Weber; Vice Presidents; Todd A. Abraham, Michael J. Donnelly, James E. Grefenstette, Susan R. Hill, William R. Jamison, Aash Shah, Michael W. Sirianni, Paige M. Wilhelm, Asst. Vice Presidents; Stephen A. Keen, Secretary; Thomas R. Donahue, Treasurer; The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, PA 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

Item 29.  Principal Underwriters:

(a) 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; Wesmark Funds; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



          (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant
Richard B. Fisher         Director, Chairman, Chief    President Federated
Investors Tower           Executive Officer, Chiefand Director
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive ViceExecutive Vice
Federated Investors Tower President, Federated,   President
Pittsburgh, PA 15222-3779 Securities Corp.

Thomas R. Donahue         Director, Assistant Secretary,
Federated Investors Tower Assistant Treasurer
Pittsburgh, PA 15222-3779 Federated Securities Corp

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dale R. Browne            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek           Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

     (c)  Not applicable.



Item 30.  Location of Accounts and Records:
All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promugated thereunder are maintained at one of the following locations:

Registrant                              Federated Investors Tower
                                   Pittsburgh, PA 15222-3779

Federated Shareholder Services
Company                            P.O. Box 8600
("Transfer Agent and Dividend           Boston, MA 02266-8600
Disbursing Agent")

Federated Services Company              Federated Investors Tower
("Administrator")                       Pittsburgh, PA 15222-3779

Passport Research, Ltd.                 Federated Investors Tower
("Adviser")                             Pittsburgh, PA 15222-3779

State Street Bank and Trust Co.         P.O. Box 8600
("Custodian")                      Boston, MA 02266-8604




Item 31.  Management Services:  Not applicable.

Item 32.  Undertakings:
          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

          Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.


                                SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED UTILITY FUND, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 18th day of April, 1997.

                       FEDERATED UTILITY FUND, INC.

               BY: /s/S. Elliott Cohan
               S. Elliott Cohan, Assistant Secretary
               Attorney in Fact for John F. Donahue
               April 18, 1997

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                         DATE

By:/s/S. Elliott Cohan
   S. Elliott Cohan         Attorney In Fact   April 18, 1997
   ASSISTANT SECRETARY      For the Persons
                            Listed Below
   NAME                       TITLE

John F. Donahue*            Chairman and Director
                            (Chief Executive Officer)

Richard B. Fisher*          President and Director

John W. Monigle*            Executive Vice President
                            Secretary and Treasurer
                            (Principal Financial and
                            Accounting Officer)

Thomas J. Bigley*           Director

John T. Conroy, Jr.*        Director

William J. Copeland*        Director

James E. Dowd*              Director

Lawrence D. Ellis, M.D.*    Director

Edward L. Flaherty, Jr.*    Director

Peter E. Madden*            Director

Gregor F. Meyer*            Director

John E. Murray, Jr.         Director

Wesley W. Posvar*           Director

Marjorie P. Smuts*          Director

* By Power of Attorney